4. VESSELS AND OTHER FIXED ASSETS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Vessel
Beginning Balance	$ 2,773,830
Additions		$ 2,773,830
Ending Balance	2,773,830	2,773,830
Special Survey
Beginning Balance	157,368
Additions		157,368
Ending Balance	157,368	157,368
Capitalized Initial Expenses
Beginning Balance	357,880
Additions		357,880
Ending Balance	357,880	357,880
Total
Beginning Balance	3,289,078
Additions		5,639,323
Disposals		(2,350,245)
Ending Balance	$ 3,289,078	3,289,078
Leased Vessel
Additions		2,350,245
Disposals		$ (2,350,245)